GENERAL (Acquisition of CynoGen, Inc.) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GENERAL [Abstract]
Acquisition of CynoGen, Inc., purchase price	$ 2,122
Acquisition of CynoGen, Inc., ordinary shares issued	500,000
Ordinary Shares, par value (in dollars per shar)	$ 0.6
Acquisition of CynoGen, Inc., ordinary shares issuable	120,000
Acquisition of CynoGen, Inc., ordinary shares issued and issuable	620,000
Acquisition of CynoGen, Inc., aggregate fair value of the total shares issued	$ 1,950
Gain from bargain purchase related to acquisition of CynoGen, Inc.	155
Acquisition costs	$ 707